Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Prepaid rental and deposits	¥ 5,176	$ 745	¥ 3,666
Prepayments to suppliers and other business related expenses	51,767	7,456	47,465
Receivables related to exercise of employee options	5,126	738	5,002
Others	2,000	289	2,441
Total	¥ 64,069	$ 9,228	¥ 58,574